December 19, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RidgeWorth Funds (the “Registrant”)
RidgeWorth Large Cap Core Growth Stock Fund (the “Fund”)
File Nos. 033-45671 and 811-06557

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and on behalf of the Registrant, attached for filing are preliminary proxy materials, including a Schedule 14A Information Sheet, Notice of Special Meeting, Proxy Statement, and Form of Preliminary Proxy Card. No filing fee is required for the attached materials. Proxy materials will be mailed to shareholders of A Shares of the Fund, a series of the Registrant, on or about January 9, 2013 in connection with a special meeting currently scheduled to be held on February 11, 2013.

The Registrant is soliciting proxies to approve an Amendment to the Distribution and Service Plan for A Shares to increase the 12b-1 fee applicable to A Shares of the Fund.

Please contact the undersigned at (617) 662-3969 for questions or comments regarding this filing.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes

Enclosures cc: J. Short